GOODWILL	12 Months Ended
Dec. 31, 2017
Goodwill Disclosure [Abstract]
GOODWILL
12.	GOODWILL

	As of December 31,
	2016	2017
	US$	US$

Gross amount	307,271,927	327,895,884
Less: Accumulated impairment	(85,934,770)	(218,955,451)
	221,337,157	108,940,433

The changes in the goodwill balance for the years ended December 31, 2016 and 2017 are as follows:

US$

Balance as of January 1, 2016	250,650,500
Foreign currency translation adjustment	(29,313,343)
Balance as of December 31, 2016	221,337,157

Foreign currency translation adjustment	14,856,086
Impairment	(127,252,810)
Balance as of December 31, 2017	108,940,433

The Group has one reporting unit and applies discounted cash flows for its impairment test as of December 31 of each year. The Group recorded an impairment loss of $85,934,770, $nil and $127,252,810 for the years ended December 31, 2015, 2016 and 2017, respectively.